UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09145

Investment Company Act File Number

Eaton Vance New York Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 29, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New York Municipal Income Trust

February 29, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 158.1%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 5.8%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$1,730	$1,962,305
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/37(1)	2,535	2,768,600

		$4,730,905

Cogeneration — 1.1%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$900	$900,243

		$900,243

Education — 26.8%
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/31	$310	$353,304
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/34	1,490	1,649,311
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/39	325	359,460
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	510	571,644
New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38	1,000	1,098,230
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	725	839,717
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34	510	577,366
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,000	2,245,920
New York Dormitory Authority, (Culinary Institute of America), 5.50%, 7/1/33	220	252,699
New York Dormitory Authority, (Fordham University), 5.50%, 7/1/36	1,000	1,195,680
New York Dormitory Authority, (Rochester Institute of Technology), Prerefunded to 7/1/18, 6.00%, 7/1/33	2,250	2,525,287
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	2,500	2,813,525
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/27	325	378,521
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/29	400	472,736
New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,695	1,880,704
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	2,000	2,283,220
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	280	298,995
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	735	783,892
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	1,205	1,394,980

		$21,975,191

Electric Utilities — 4.5%
Long Island Power Authority, Electric System Revenue, Prerefunded to 5/1/19, 6.00%, 5/1/33	$1,420	$1,650,580
Utility Debt Securitization Authority, 5.00%, 12/15/33	1,735	2,079,796

		$3,730,376

Escrowed/Prerefunded — 7.1%
New York City, Prerefunded to 10/15/18, 6.25%, 10/15/28	$955	$1,094,497
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), Prerefunded to 11/1/16, 5.00%, 11/1/34	845	871,668
New York Dormitory Authority, (NYU Hospitals Center), Prerefunded to 7/1/17, 5.00%, 7/1/36	750	795,443
New York Dormitory Authority, (NYU Hospitals Center), Prerefunded to 7/1/17, 5.625%, 7/1/37	1,250	1,336,162

Security	Principal Amount (000’s omitted)	Value
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/22, 4.50%, 7/1/32	$395	$473,672
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/22, 5.00%, 7/1/42	1,000	1,229,570

		$5,801,012

General Obligations — 5.7%
New York, 5.00%, 2/15/34(1)	$4,000	$4,606,160
New York City, 6.25%, 10/15/28	45	51,537

		$4,657,697

Hospital — 12.2%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	$130	$150,161
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	960	1,085,597
Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	645	646,509
Nassau County Local Economic Assistance Corp., (South Nassau Communities Hospital), 5.00%, 7/1/37	1,000	1,101,590
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	1,000	1,141,280
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/32	1,000	1,114,640
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/36	525	607,598
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	415	452,192
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	835	908,522
Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.75%, 12/1/19	710	711,910
Saratoga County Industrial Development Agency, (Saratoga Hospital), 5.25%, 12/1/32	650	687,518
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	1,065	1,197,262
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), Prerefunded to 7/1/21, 5.00%, 7/1/28	185	222,255

		$10,027,034

Housing — 11.7%
New York City Housing Development Corp., MFMR, (AMT), 5.20%, 11/1/40	$2,620	$2,658,671
New York City Housing Development Corp., MFMR, 3.75%, 11/1/40	500	505,900
New York Housing Finance Agency, 3.80%, 11/1/35	650	673,322
New York Housing Finance Agency, 5.25%, 11/1/41	1,000	1,045,020
New York Housing Finance Agency, (FNMA), (AMT), 5.40%, 11/15/42	2,625	2,690,835
New York Mortgage Agency, (AMT), 4.875%, 10/1/30	1,500	1,503,495
New York Mortgage Agency, (AMT), 4.90%, 10/1/37	535	536,252

		$9,613,495

Industrial Development Revenue — 6.2%
Essex County Industrial Development Agency, (International Paper Company), (AMT), 6.625%, 9/1/32	$1,000	$1,099,070
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(2)	1,000	1,006,900
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	980	1,199,599
Niagara Area Development Corp., (Covanta Energy), (AMT), 5.25%, 11/1/42(2)	1,800	1,827,054

		$5,132,623

Insured-Education — 7.1%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$1,250	$1,670,788
New York Dormitory Authority, (State University), (BHAC), 5.00%, 7/1/38(1)	1,500	1,629,795
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/33	5,365	2,508,298

		$5,808,881

Security	Principal Amount (000’s omitted)	Value
Insured-Electric Utilities — 1.9%
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 4/1/19, 5.75%, 4/1/33	$1,365	$1,570,733

		$1,570,733

Insured-General Obligations — 2.2%
Oyster Bay, (AGM), 4.00%, 8/1/28	$1,680	$1,838,558

		$1,838,558

Insured-Other Revenue — 4.6%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$2,645	$1,634,160
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/32	3,625	2,130,449

		$3,764,609

Insured-Special Tax Revenue — 0.5%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$2,475	$381,769

		$381,769

Other Revenue — 9.1%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$3,120	$1,617,034
Brooklyn Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	380	439,421
New York City Cultural Resources Trust, (Museum of Modern Art), 5.00%, 4/1/31	625	684,681
New York City Transitional Finance Authority, (Building Aid), 5.50%, 7/15/31	1,000	1,106,890
New York Liberty Development Corp., (3 World Trade Center), 5.00%, 11/15/44(2)	1,300	1,386,866
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 3/15/44	2,000	2,198,700

		$7,433,592

Senior Living/Life Care — 7.1%
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/29	$830	$933,526
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/30	855	955,018
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	280	300,096
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	120	126,803
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	905	998,477
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.25%, 7/1/32	230	238,726
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.50%, 7/1/42	230	236,307
Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/34	1,830	2,006,668

		$5,795,621

Special Tax Revenue — 20.7%
Metropolitan Transportation Authority, Dedicated Tax Revenue, 5.00%, 11/15/34	$1,500	$1,702,320
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(3)	2,100	2,516,955
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	1,000	1,156,990
New York Dormitory Authority, Personal Income Tax Revenue, 5.25%, 3/15/38	1,000	1,123,080
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	2,380	2,778,840
New York Thruway Authority, Fuel Tax Revenue, 5.00%, 4/1/30(1)	6,000	7,067,460
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	545	613,256

		$16,958,901

Transportation — 17.9%
Metropolitan Transportation Authority, 5.00%, 11/15/27	$500	$617,925
Metropolitan Transportation Authority, 5.00%, 11/15/37	790	841,808

Security	Principal Amount (000’s omitted)	Value
Metropolitan Transportation Authority, 5.00%, 11/15/38	$1,500	$1,721,460
New York Thruway Authority, 5.00%, 1/1/37	700	803,103
New York Thruway Authority, 5.00%, 1/1/42	1,000	1,139,080
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	1,665	1,929,535
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	990	1,075,269
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38	2,000	2,371,780
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/40	1,000	1,170,410
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	2,740	3,047,647

		$14,718,017

Water and Sewer — 5.9%
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/34	$585	$322,464
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)(3)	3,105	3,446,860
Saratoga County Water Authority, 5.00%, 9/1/48	1,000	1,091,180

		$4,860,504

Total Tax-Exempt Investments — 158.1% (identified cost $115,899,924)		$129,699,761

Miscellaneous — 0.9%

Security	Units	Value
Real Estate — 0.9%
CMS Liquidating Trust(2)(4)(5)	257	$697,616

Total Miscellaneous — 0.9% (identified cost $822,400)		$697,616

Total Investments — 159.0% (identified cost $116,722,324)		$130,397,377

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (5.0)%		$(4,125,209)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (36.1)%		$(29,600,000)

Other Assets, Less Liabilities — (17.9)%		$(14,655,842)

Net Assets Applicable to Common Shares — 100.0%		$82,016,326

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 29, 2016, 10.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 2.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 29, 2016, the aggregate value of these securities is $4,918,436 or 6.0% of the Trust’s net assets applicable to common shares.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,318,816.

(4)	Non-income producing.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	29	Short	Jun-16	$(4,794,687)	$(4,771,406)	$23,281

						$23,281

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FNMA	-	Federal National Mortgage Association

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

At February 29, 2016, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 29, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $23,281.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 29, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$99,190,432

Gross unrealized appreciation	$13,636,548
Gross unrealized depreciation	(319,603)

Net unrealized appreciation	$13,316,945

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2016, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Investments	$—	$129,699,761	$—	$129,699,761
Miscellaneous	—	—	697,616	697,616
Total Investments	$—	$129,699,761	$697,616	$130,397,377
Futures Contracts	$23,281	$—	$—	$23,281
Total	$23,281	$129,699,761	$697,616	$130,420,658

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

The carrying amount of the Institutional MuniFund Term Preferred Shares (iMTP Shares) at February 29, 2016 approximated its fair value. If measured at fair value, iMTP Shares would have been considered as Level 2 in the fair value hierarchy at February 29, 2016.

Level 3 investments at the beginning and/or end of the period in relation to net assets applicable to common shares were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended February 29, 2016 is not presented.

At February 29, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 25, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 25, 2016